Pensions (Details) - Defined Benefit Plan Costs and Key Assumptions - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	2.54%	0.39%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount rate	2.54%	0.39%
Expected long-term return on plan assets	2.54%	0.39%
Maximum
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	2.93%	0.43%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount rate	2.93%	0.43%
Expected long-term return on plan assets	2.93%	0.43%
Defined benefit plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Interest cost	$ 0.7
Expected return on plan assets	(0.7)	$ 0.2
Net benefit cost	0.0	0.0
Net defined benefit plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Interest cost	$ 0.7	$ (0.2)